Intangibles and goodwill (Tables)	9 Months Ended
Sep. 30, 2023
Intangibles and goodwill
Schedule Of intangible assets
Cost	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2021	2,417,937	6,043,981	-	8,461,918
Foreign exchange	(154,602)	(386,451)	-	(541,053)
December 31, 2022	2,263,335	5,657,530	-	7,920,865

December 31, 2022	2,263,335	5,657,530	-	7,920,865
Acquisition of Engine	9,610,000	3,170,000	4,970,000	17,750,000
Foreign exchange	4,018	10,043	-	14,061
September 30, 2023	11,877,353	8,837,573	4,970,000	25,684,926

Accumulated amortization	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2021	417,617	677,860	-	1,095,477
Amortization	471,211	1,177,859	-	1,649,070
Impairment	472,018	229,405	-	701,423
Foreign exchange	(45,246)	(89,696)	-	(134,942)
December 31, 2022	1,315,600	1,995,428	-	3,311,028

December 31, 2022	1,315,600	1,995,428	-	3,311,028
Amortization	442,266	938,139	466,363	1,846,768
Foreign exchange	1,813	1,593	-	3,406
September 30, 2023	1,759,679	2,935,160	466,363	5,161,202

Net book value	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2022	947,735	3,662,102	-	4,609,837
September 30, 2023	10,117,674	5,902,413	4,503,637	20,523,724

Schedule Of Goodwill
$

Balance, December 31, 2022 and 2021	-
Acquisition of Engine	25,600,499
Balance, September 30, 2023	25,600,499